EQUITY - Schedule of Changes in Equity BPR (Details) - BPR - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	39,127,000	39,127,000	64,025,000	106,090,000
BPYU units exchanged (in shares)		8,922,243	(11,580,000)	(36,316,000)
Repurchase of BPYU units (in shares)	(29,734,260)	(841,950)	(13,396,000)	(5,724,000)
BPYU Units issued (in shares)		377,209	84,000	0
Forfeitures (in shares)		6,091	6,000	25,000
End of year (in shares)			39,127,000	64,025,000
Treasury
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	1,418,001	1,418,001
End of year (in shares)			1,418,001